Related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Feb. 24, 2023	Dec. 31, 2022
Transactions with Related Party [Abstract]
Financial income	$ 10,590	$ 3,199
Financial expenses	$ (162,945)	(164,183)
Loan interest rate			4.21%
Arroyo Netherlands II B.V [Member] | SOFR [Member]
Transactions with Related Party [Abstract]
Interest rate	6.31%
Akuo Atlantica PMGD Holding S.P.A [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.75%
Colombian Portfolio of Renewable Energy Entities [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.00%
JGC Corporation [Member] | EURIBOR [Member]
Transactions with Related Party [Abstract]
Interest rate	2.50%
AYES Canada [Member]
Transactions with Related Party [Abstract]
Dividend receivable	$ 5,000
Related Parties [Member]
Details of Balances [Abstract]
Receivables (current)	8,241			$ 1,224
Receivables (non-current)	34,244			17,510
Payables (current)	11,428			4,783
Payables (non-current)	4,904			6,088
Related Parties [Member] | Non-controlling Interest [Member] | Algonquin [Member]
Details of Balances [Abstract]
Receivables (current)	12			0
Receivables (non-current)	0			0
Payables (current)	4,850			4,762
Payables (non-current)	0			0
Related Parties [Member] | Non-controlling Interest [Member] | JGC Corporation [Member]
Details of Balances [Abstract]
Receivables (current)	0			0
Receivables (non-current)	0			0
Payables (current)	0			0
Payables (non-current)	4,792			6,088
Related Parties [Member] | Non-controlling Interest [Member] | Algerian Energy Company, SPA [Member]
Details of Balances [Abstract]
Receivables (current)	0			0
Receivables (non-current)	0			0
Payables (current)	6,522			0
Payables (non-current)	0			0
Related Parties [Member] | Non-controlling Interest [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	40			0
Receivables (non-current)	0			0
Payables (current)	34			21
Payables (non-current)	10			0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Amherst Island Partnership [Member]
Details of Balances [Abstract]
Receivables (current)	5,009			0
Receivables (non-current)	0			0
Payables (current)	0			0
Payables (non-current)	0			0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Receivables (current)	2,203			1,097
Receivables (non-current)	17,006			17,006
Payables (current)	0			0
Payables (non-current)	0			0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A [Member]
Details of Balances [Abstract]
Receivables (current)	0			0
Receivables (non-current)	8,147			504
Payables (current)	0			0
Payables (non-current)	0			0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Portfolio of Renewable Energy Entities [Member]
Details of Balances [Abstract]
Receivables (current)	59			0
Receivables (non-current)	8,937			0
Payables (current)	22			0
Payables (non-current)	102			0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	0			127
Receivables (non-current)	154			0
Payables (current)	0			0
Payables (non-current)	0			0
Other Related Parties [member] | Atlantica's Partner in Colombia [Member]
Details of Balances [Abstract]
Receivables (current)	918			0
Receivables (non-current)	0			0
Payables (current)	0			0
Payables (non-current)	0			$ 0
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	1,318	683
Financial expenses	(158)	(126)
Subsidiaries [Member] | Non-controlling Interest [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	7	7
Financial expenses	(158)	(126)
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Transactions with Related Party [Abstract]
Financial income	1,106	676
Financial expenses	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A [Member]
Transactions with Related Party [Abstract]
Financial income	205	0
Financial expenses	$ 0	$ 0